NOTE 10. EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
NOTE 10. EARNINGS PER SHARE

NOTE 10. EARNINGS PER SHARE

The following table sets forth the computation of basic earnings per share for the years ended December 31, 2012 and 2011 indicated:

	2012	2011

Numerator:
Net income (loss)	$-329,260	$55,880

Denominator:
Weighted average number of shares outstanding
Basic	83,333	—
Earnings (loss) per share
Basic and fully diluted	$-3.95	$—

The basic earnings (loss) per share were calculated using the net income and the weighted average number of shares outstanding during the reporting periods. All share and per share data have been adjusted to reflect the recapitalization of the Company in the Exchange.

The Company had no dilutive instruments as of December 31, 2012 and 2011.